Acquisitions, disposals and reorganization (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Net income attributable to the Company's shareholders	¥ 609,915	¥ 449,228	¥ 157,047
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests			(174,779)
Changes from net income attributable to Company's shareholders and transfers to noncontrolling interests			¥ (174,779)